SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE (Details)	3 Months Ended
Mar. 31, 2022 CAD ($) $ / shares shares
Vital Acquisition
Number of units of Draganfly Inc. | shares	578,248
Fair value of units | $ / shares	$ 14.43
Fair value of units of Draganfly Inc.	$ 8,342,966
Cash portion of purchase price	466,643
Total	8,809,609
Brand	23,000
Software	433,000
Identifiable intangible assets	456,000
Goodwill	8,353,609
Total consideration	$ 8,809,609